Provision For Reinstatement Cost - Summary of Detailed Information About Provision for Reinstatement Cost Explanatory (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Disclosure Of Provision For Reinstatement Cost [Line Items]
At beginning of year	$ 8,047	$ 6,069
Additions	802	2,673
Acquired on acquisition of a subsidiary	111	0
Accretion, recognized in finance cost	136	158
Payment for reinstatement	0	(428)
Currency alignment	(242)	(425)
At end of year	$ 8,854	8,047
Current		3,663	$ 3,928	$ 5,282
Non-current		$ 4,384	$ 2,657	$ 3,572